Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable	14,431,613	25,178,557	3,532,940
Less: allowance for expected credit loss	(4,588,786)	(2,232,523)	(313,257)
Accounts receivable, net	9,842,827	22,946,034	3,219,683

Schedule of allowance for doubtful accounts

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	4,862,941	4,588,786	647,886
Provision for expected credit loss	274,155	590,534	83,113
Recovery	-	1,765,729	248,512
Exchange rate difference	-	-	(3,004)
Ending balance	4,588,786	2,232,523	313,257